Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
October 31, 2023
T02-NPRT1-1223
1.9584805.109

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
BEVERAGES – 23.2%
Brewers – 0.7%
Boston Beer Co., Inc. Class A (a)		6,697	$2,236,463
Molson Coors Beverage Co. Class B		92,745	5,357,879
			7,594,342
Distillers & Vintners – 2.6%
Brown-Forman Corp. Class B		142,685	8,013,190
Constellation Brands, Inc. Class A		72,850	17,057,827
Duckhorn Portfolio, Inc. (a)		69,407	723,915
MGP Ingredients, Inc.		14,291	1,352,786
			27,147,718
Soft Drinks & Non-alcoholic Beverages – 19.9%
Celsius Holdings, Inc. (a)		24,106	3,666,282
Coca-Cola Co.		1,526,927	86,256,106
Coca-Cola Consolidated, Inc.		3,390	2,157,430
Keurig Dr Pepper, Inc.		367,480	11,145,668
Monster Beverage Corp. (a)		341,523	17,451,825
National Beverage Corp. (a)		26,228	1,216,455
PepsiCo, Inc.		511,179	83,465,307
Vita Coco Co., Inc. (a)		24,591	666,416
			206,025,489
TOTAL BEVERAGES	240,767,549
CONSUMER STAPLES DISTRIBUTION & RETAIL – 27.1%
Consumer Staples Merchandise Retail – 21.2%
BJ's Wholesale Club Holdings, Inc. (a)		68,017	4,633,318
Costco Wholesale Corp.		164,340	90,787,990
Dollar General Corp.		70,364	8,376,130
Dollar Tree, Inc. (a)		65,710	7,299,724
PriceSmart, Inc.		22,816	1,425,772
Target Corp.		164,685	18,245,451
Walmart, Inc.		547,314	89,436,581
			220,204,966
Drug Retail – 0.7%
Walgreens Boots Alliance, Inc.		333,117	7,022,106
Food Distributors – 2.7%
Andersons, Inc.		34,840	1,746,529
Chefs' Warehouse, Inc. (a)		40,506	770,829
Performance Food Group Co. (a)		80,104	4,626,807
SpartanNash Co.		43,973	988,953
Sysco Corp.		223,291	14,846,619
U.S. Foods Holding Corp. (a)		107,786	4,197,187
United Natural Foods, Inc. (a)		47,382	690,829
			27,867,753
Food Retail – 2.5%
Albertsons Cos., Inc. Class A		4,997	108,435
Casey's General Stores, Inc.		19,303	5,248,679
Grocery Outlet Holding Corp. (a)		66,830	1,849,186
Ingles Markets, Inc. Class A		16,352	1,311,757
Kroger Co.		301,358	13,672,613
Sprouts Farmers Market, Inc. (a)		66,660	2,801,053

		Shares	Value

Weis Markets, Inc.		18,943	$ 1,233,189
			26,224,912
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	281,319,737
FOOD PRODUCTS – 18.1%
Agricultural Products & Services – 3.1%
Archer-Daniels-Midland Co.		239,457	17,137,938
Bunge Ltd.		71,996	7,630,136
Darling Ingredients, Inc. (a)		79,880	3,537,885
Fresh Del Monte Produce, Inc.		48,398	1,209,950
Ingredion, Inc.		35,143	3,288,682
			32,804,591
Packaged Foods & Meats – 15.0%
B&G Foods, Inc.		92,463	746,176
Beyond Meat, Inc. (a)		83,522	498,626
Calavo Growers, Inc.		27,680	701,411
Cal-Maine Foods, Inc.		34,227	1,550,825
Campbell Soup Co.		97,426	3,936,985
Conagra Brands, Inc.		222,866	6,097,614
Flowers Foods, Inc.		117,095	2,567,893
Freshpet, Inc. (a)		33,373	1,915,610
General Mills, Inc.		254,577	16,608,603
Hain Celestial Group, Inc. (a)		78,254	864,707
Hershey Co.		64,573	12,097,752
Hormel Foods Corp.		146,985	4,784,362
Hostess Brands, Inc. (a)		88,916	2,969,794
J & J Snack Foods Corp.		11,838	1,853,949
J M Smucker Co.		50,130	5,706,799
John B Sanfilippo & Son, Inc.		11,401	1,165,866
Kellanova		126,115	6,365,024
Kraft Heinz Co.		348,082	10,950,660
Lamb Weston Holdings, Inc.		68,257	6,129,479
Lancaster Colony Corp.		12,210	2,065,566
McCormick & Co., Inc.		114,205	7,297,700
Mission Produce, Inc. (a)		69,548	654,447
Mondelez International, Inc. Class A		579,204	38,349,097
Pilgrim's Pride Corp. (a)		52,245	1,332,248
Post Holdings, Inc. (a)		32,098	2,576,827
Seaboard Corp.		345	1,209,898
Seneca Foods Corp. Class A (a)		8,809	481,412
Simply Good Foods Co. (a)		62,305	2,323,353
Sovos Brands, Inc. (a)		53,378	1,158,836
Tootsie Roll Industries, Inc.		26,839	834,961
TreeHouse Foods, Inc. (a)		37,865	1,578,592
Tyson Foods, Inc. Class A		136,271	6,316,161
Utz Brands, Inc.		80,188	977,492
Vital Farms, Inc. (a)		35,833	396,313
Westrock Coffee Co. (a)		31,196	257,055
WK Kellogg Co. (a)		31,467	315,299
			155,637,392
TOTAL FOOD PRODUCTS	188,441,983

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – 19.8%
Household Products – 19.8%
Central Garden & Pet Co. (a)		15,651	$ 682,853
Central Garden & Pet Co. Class A (a)		40,598	1,611,335
Church & Dwight Co., Inc.		110,758	10,072,333
Clorox Co.		56,650	6,667,705
Colgate-Palmolive Co.		340,186	25,554,772
Energizer Holdings, Inc.		52,985	1,673,266
Kimberly-Clark Corp.		146,556	17,533,960
Procter & Gamble Co.		905,473	135,848,114
Reynolds Consumer Products, Inc.		56,759	1,443,381
Spectrum Brands Holdings, Inc.		28,999	2,184,205
WD-40 Co.		10,153	2,146,344
TOTAL HOUSEHOLD PRODUCTS	205,418,268
PERSONAL CARE PRODUCTS – 3.7%
Personal Care Products – 3.7%
Beauty Health Co. (a)		117,241	474,826
BellRing Brands, Inc. (a)		79,946	3,496,038
Coty, Inc. Class A (a)		236,612	2,217,054
Edgewell Personal Care Co.		40,004	1,396,140
elf Beauty, Inc. (a)		30,682	2,842,074
Estee Lauder Cos., Inc. Class A		100,849	12,996,411
Herbalife Ltd. (a)		90,029	1,282,913
Inter Parfums, Inc.		14,475	1,839,917
Kenvue, Inc.		489,390	9,102,654
Medifast, Inc.		11,854	819,823
Nu Skin Enterprises, Inc. Class A		42,724	811,329
Olaplex Holdings, Inc. (a)		39,028	55,420
USANA Health Sciences, Inc. (a)		18,197	828,873
TOTAL PERSONAL CARE PRODUCTS	38,163,472

		Shares	Value
TOBACCO – 7.8%
Tobacco – 7.8%
Altria Group, Inc.		763,298	$ 30,661,681
Philip Morris International, Inc.		525,475	46,851,351
Turning Point Brands, Inc.		26,642	534,172
Universal Corp.		26,470	1,191,150
Vector Group Ltd.		130,342	1,339,916
TOTAL TOBACCO	80,578,270
TOTAL COMMON STOCKS (Cost $1,037,445,993)			1,034,689,279
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.25% (b) (Cost $1,990,000)		1,990,000	1,990,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,039,435,993)	1,036,679,279
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,485,769
NET ASSETS – 100.0%	$1,038,165,048

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $141,650 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	47	December 2023	3,226,080	$ (50,182)	$ (50,182)
CME E-mini Russell 2000 Index Contracts (United States)	2	December 2023	166,840	(5,765)	(5,765)
Total Equity Index Contracts					$ (55,947)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by
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the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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